Amplify Samsung U.S. Natural Gas Infrastructure ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares		Value
Energy - 78.5% (a)
Archrock, Inc.	7,240		$ 294,740
Cheniere Energy, Inc.	620		148,186
DT Midstream, Inc.	2,000		293,480
Enbridge, Inc.	8,900		482,469
Energy Transfer LP	13,340		255,061
EQT Corp.	1,100		58,487
Expand Energy Corp.	360		32,828
FLEX LNG Ltd.	4,020		112,801
Golar LNG Ltd.	3,160		157,494
Kinder Morgan, Inc.	16,000		511,520
Kodiak Gas Services, Inc.	3,800		285,494
MPLX LP	8,620		485,565
ONEOK, Inc.	640		55,642
Plains GP Holdings LP	11,660		282,988
Solaris Energy Infrastructure, Inc.	10,180		819,083
Targa Resources Corp.	980		262,777
TC Energy Corp.	4,440		294,328
Venture Global, Inc. - Class A	10,720		119,314
Western Midstream Partners LP	5,040		220,550
Williams Cos., Inc.	8,020		596,207
			5,769,014

Industrials - 13.7%
Bloom Energy Corp. - Class A (b)	2,260		684,102
Chart Industries, Inc. (b)	1,000		208,940
Worthington Enterprises, Inc.	2,120		113,971
			1,007,013

Materials - 1.5%
Air Products and Chemicals, Inc.	360		105,545

Utilities - 4.8%
PPL Corp.	3,860		140,311
Vistra Corp.	1,340		212,564
			352,875
TOTAL COMMON STOCKS (Cost $5,499,256)			7,234,447

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (c)	113,908		113,908
TOTAL MONEY MARKET FUNDS (Cost $113,908)			113,908

TOTAL INVESTMENTS - 100.0% (Cost $5,613,164)			7,348,355
Other Assets in Excess of Liabilities - 0.0% (d)		0.00033	2,415
TOTAL NET ASSETS - 100.0%			$ 7,350,770

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Samsung U.S. Natural Gas Infrastructure ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 7,234,447	$ –	$ –	$ 7,234,447
Money Market Funds	113,908	–	–	113,908
Total Investments	$ 7,348,355	$ –	$ –	$ 7,348,355

Refer to the Schedule of Investments for further disaggregation of investment categories.